Supplementary Quarterly Financial Data Schedule (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues	$ 216,406,000	[1]	$ 214,048,000	[1]	$ 225,777,000	[1]	$ 238,882,000	[1]	$ 245,317,000	[1],[2]	$ 242,173,000	[1],[2]	$ 231,484,000	[1],[2]	$ 232,970,000	[1],[2]	$ 895,114,000	$ 951,943,000	$ 1,175,950,000
Operating income	61,861,000	[1]	67,011,000	[1]	72,083,000	[1]	56,500,000	[1]	79,032,000	[1],[3]	75,088,000	[1],[3]	83,861,000	[1],[3]	71,810,000	[1],[3]	257,455,000	309,791,000	329,227,000
Net income including noncontrolling interest in subsidiaries	38,625,000	[1]	38,520,000	[1]	42,885,000	[1]	35,054,000	[1]	48,631,000	[1],[3]	48,063,000	[1],[3]	48,275,000	[1],[3]	44,195,000	[1],[3]	155,083,000	189,163,000	208,540,000
Net income	36,943,000	[1]	38,320,000	[1]	42,413,000	[1]	33,231,000	[1]	46,401,000	[1],[3]	43,056,000	[1],[3]	47,650,000	[1],[3]	42,007,000	[1],[3]	150,906,000	179,114,000	197,292,000
Earnings Per Share, Basic and Diluted	$ 0.36	[1]	$ 0.37	[1]	$ 0.41	[1]	$ 0.32	[1]	$ 0.45	[1],[3]	$ 0.42	[1],[3]	$ 0.46	[1],[3]	$ 0.38	[1],[3]
Cash dividends per share	$ 0.24		$ 0.24		$ 0.24		$ 0.24		$ 0.24	[4]	$ 0.24	[4]	$ 0.24	[4]	$ 1.50	[4]	$ 0.96	$ 2.22	$ 0.96
High	$ 22.39	[5]	$ 24.54	[5]	$ 27.11	[5]	$ 28.57	[5]	$ 27.02	[5]	$ 23.54	[5]	$ 27.32	[5]	$ 28.14	[5]
Low	$ 14.36	[5]	$ 16.01	[5]	$ 23.43	[5]	$ 24.93	[5]	$ 22.76	[5]	$ 20.01	[5]	$ 20.67	[5]	$ 23.85	[5]
Voluntary waiver of fees	89,000,000		88,900,000		79,400,000		63,400,000		60,000,000		53,800,000		58,200,000		69,500,000		(320,700,000)	(241,600,000)	(120,600,000)
Reduction in distribution expenses	61,900,000		63,200,000		57,800,000		49,500,000		47,700,000		42,600,000		45,000,000		51,200,000		(232,300,000)	(186,600,000)	(86,400,000)
Reduction in net income attributable to noncontrolling interests	1,000,000		2,500,000		2,200,000		800,000		200,000		200,000		200,000		500,000		(6,500,000)	(1,000,000)	0
Reduction in pre-tax income	26,100,000		23,200,000		19,400,000		13,100,000		12,100,000		11,000,000		13,000,000		17,800,000		(81,900,000)	(54,000,000)	(34,200,000)
Other Asset Impairment Charges									3,200,000				7,000,000
Special Cash Dividend [Member]
Quarterly Financial Information [Line Items]
Cash dividends per share															$ 1.26
Quarterly Cash Dividend [Member]
Quarterly Financial Information [Line Items]
Cash dividends per share															$ 0.24
SunTrust Acquisition [Member]
Quarterly Financial Information [Line Items]
Revenues									$ 7,400,000

[1]	During the first, second, third and fourth quarters of 2011, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $63.4 million, $79.4 million, $88.9 million and $89.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $49.5 million, $57.8 million, $63.2 million and $61.9 million and net income attributable to noncontrolling interests of $0.8 million, $2.2 million, $2.5 million and $1.0 million such that the net negative pre-tax impact to Federated was $13.1 million, $19.4 million, $23.2 million, and $26.1 million for the first, second, third and fourth quarters of 2011, respectively. During the first, second, third and fourth quarters of 2010, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $69.5 million, $58.2 million, $53.8 million and $60.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $51.2 million, $45.0 million, $42.6 million and $47.7 million and net income attributable to noncontrolling interests of $0.5 million, $0.2 million, $0.2 million and $0.2 million such that the net negative pre-tax impact to Federated was $17.8 million, $13.0 million, $11.0 million, and $12.1 million for the first, second, third and fourth quarters of 2010, respectively.
[2]	As a result of the SunTrust Acquisition, revenue for the fourth quarter ended December 31, 2010 included $7.4 million related to the acquired assets under management. See Note (3) for additional information.
[3]	Federated recorded impairment charges of $7.0 million and $3.2 million related to intangible and fixed assets in the second and fourth quarters of 2010, respectively. See Note (6) for additional information.
[4]	For the quarter ended March 31, 2010, Federated paid $1.26 per share for a special cash dividend. This payment was in addition to the $0.24 per share dividend paid in that quarter. All dividends are considered ordinary dividends for tax purposes.
[5]	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.